Consolidated Statements of Other Comprehensive Income - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of cash flows [abstract]
Reserve from debt instruments at fair value through other comprehensive income	$ 400	$ 401	$ 358
Foreign currency translation reserve	27,273	13,266	4,829
Reserve from derivatives	4	4	4
Share in other comprehensive loss of companies accounted for at equity, net	(2,164)	(1,995)	(2,057)
Accumulated other comprehensive income (loss)	$ 25,513	$ 11,676	$ 3,134